                               1998 ANNUAL REPORT

                         T. ROWE PRICE VARIABLE ANNUITY

                                  T. ROWE PRICE
                            VARIABLE ANNUITY ACCOUNT
                              FINANCIAL STATEMENTS


                          YEAR ENDED DECEMBER 31, 1998


CONTENTS


Report of Independent Auditors..............................................   2
Audited Financial Statements
  Balance Sheet.............................................................   3
  Statement of Operations and Changes in Net Assets.........................   4
  Notes to Financial Statements.............................................   5


NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security Benefit Mutual Holding Company (the "Mutual Holding Company") will be held on Tuesday, June 1, 1999, at 700 SW Harrison St., Topeka, Kansas, at 1:00 p.m. Each owner of an insurance policy issued by Security Benefit Life Insurance Company is a member of the Mutual Holding Company and is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned no later than May 31, 1999.

This report is submitted for the information of T. Rowe Price No-Load Variable Annuity contract owners. The T. Rowe Price No-Load Variable Annuity (V6021) is issued by Security Benefit Life Insurance Company.

REPORT OF INDEPENDENT AUDITORS


The Contract Owners of T. Rowe Price Variable
Annuity Account and the Board of Directors of Security Benefit Life Insurance Company

We have audited the accompanying balance sheet of T. Rowe Price Variable Annuity Account (the Account) (comprised of the individual series as indicated therein) as of December 31, 1998, and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the individual series of the
T. Rowe Price Variable Annuity Account at December 31, 1998 and the results of their operations and changes in their net assets for the year then ended in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP
February 5, 1999

BALANCE SHEET
T. Rowe Price Variable Annuity Account
December 31, 1998 (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

ASSETS
Investments:
  T. Rowe Price Portfolios:
    New America Growth Portfolio - 2,085,300 shares at net
      asset value of $24.74 per share (cost, $42,194)................   $ 51,590
    International Stock Portfolio - 1,616,711 shares at net
      asset value of $14.52 per share (cost, $21,488)................     23,475
    Equity Income Portfolio - 3,650,555 shares at net asset
      value of $19.24 per share (cost, $65,245) .....................     70,237
    Personal Strategy Balanced Portfolio - 1,405,575 shares
      at net asset value of $16.16 per share (cost, $21,192).........     22,714
    Limited-Term Bond Portfolio - 2,287,803 shares at net
      asset value of $5.02 per share (cost, $11,442).................     11,485
    Mid-Cap Growth Portfolio - 1,516,695 shares at net
      asset value of $14.27 per share (cost, $19,091) ...............     21,643
    Prime Reserve Portfolio - 15,023,712 shares at net
      asset value of $1.00 per share (cost, $15,024) ................     15,024
                                                                        --------
Total assets.........................................................   $216,168
                                                                        ========

LIABILITIES AND NET ASSETS
Mortality guarantee payable..........................................   $      3

NET ASSETS
Net assets are represented by (NOTE 3):
                                         NUMBER     UNIT
                                        OF UNITS    VALUE    AMOUNT
                                        -----------------------------
New America Growth Subaccount:
  Accumulation units..................  2,269,650   $22.72   $51,559
  Annuity reserves....................      1,371    22.72        31      51,590
                                                             -------
International Stock Subaccount:
  Accumulation units..................  1,554,164    15.08    23,438
  Annuity reserves....................      2,466    15.08        37      23,475
                                                             -------
Equity Income Subaccount:
  Accumulation units..................  3,428,903    20.42    70,021
  Annuity reserves....................     10,454    20.42       213      70,234
                                                             -------
Personal Strategy Balanced Subaccount:
  Accumulation units..................  1,257,891    18.04    22,686
  Annuity reserves....................      1,544    18.04        28      22,714
                                                             -------
Limited-Term Bond Subaccount:
  Accumulation units..................    926,046    12.38    11,464
  Annuity reserves....................      1,661    12.38        21      11,485
                                                             -------
Mid-Cap Growth Subaccount:
  Accumulation units..................  1,508,570    14.34    21,640
  Annuity reserves....................        238    14.34         3      21,643
                                                             -------
Prime Reserve Subaccount:
  Accumulation units..................  1,367,278    10.97    14,997
  Annuity reserves....................      2,421    10.97        27      15,024
                                                             -------------------
Total net assets......................                                   216,165
                                                                        --------
Total liabilities and net assets......                                  $216,168
                                                                        ========

SEE ACCOMPANYING NOTES.

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
T. Rowe Price Variable Annuity Account
Year Ended December 31, 1998 (IN THOUSANDS)

                                            NEW                                     PERSONAL
                                          AMERICA     INTERNATIONAL     EQUITY      STRATEGY     LIMITED-     MID-CAP       PRIME
                                           GROWTH        STOCK          INCOME      BALANCED    TERM BOND      GROWTH      RESERVE
                                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                        --------------------------------------------------------------------------------------------
Dividend distributions...............     $    ---       $   271       $  1,403     $   603      $   500      $   ---      $    651
Expenses (NOTE 2):
  Mortality and expense risk fee.....         (251)         (123)          (378)       (106)         (49)         (93)          (70)
                                        --------------------------------------------------------------------------------------------
Net investment income (loss).........         (251)          148          1,025         497          451          (93)          581
Capital gain distributions...........        1,019            94          2,162         810           22          311           ---
Realized gain on investments.........        3,409           798          6,302         920           92        1,748           ---
Unrealized appreciation
  (depreciation) on investments......        2,861         1,970         (4,068)        206           (3)       1,129           ---
                                        --------------------------------------------------------------------------------------------
Net realized and unrealized
  gain on investments................        7,289         2,862          4,396       1,936          111        3,188           ---
                                        --------------------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations..........        7,038         3,010          5,421       2,433          562        3,095           581
Net assets at beginning of year......       39,153        20,472         65,084      15,625        7,287       13,009         8,068
Variable annuity deposits
  (NOTES 2 AND 3)....................       17,228         5,717         22,321       8,764        8,087       13,294        26,964
Terminations and withdrawals
  (NOTES 2 AND 3)....................      (11,826)       (5,720)       (22,547)     (4,105)      (4,449)      (7,755)      (20,586)
Annuity payments (NOTES 2 AND 3).....           (2)           (4)           (42)         (3)          (2)         ---            (3)
Net mortality guarantee transfer.....           (1)          ---             (3)        ---          ---          ---           ---
                                        --------------------------------------------------------------------------------------------
Net assets at end of year............     $ 51,590       $23,475       $ 70,234     $22,714      $11,485      $21,643      $ 15,024
                                        ============================================================================================

SEE ACCOMPANYING NOTES.

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Variable Annuity Account
December 31, 1998

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

T. Rowe Price Variable Annuity Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account currently is divided into seven subaccounts. Each subaccount invests exclusively in shares of a single corresponding mutual fund or series thereof. Purchase payments received by the Account are invested in one of the Portfolios of either T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc. or T. Rowe Price International Series, Inc., mutual funds not otherwise available to the public. As directed by the owners, purchase payments are invested in shares of New America Growth Portfolio - emphasis on long-term capital growth through investments in common stocks of domestic companies, International Stock Portfolio - emphasis on long-term capital growth through investments in common stocks of established foreign companies, Equity Income Portfolio - emphasis on substantial dividend income and capital appreciation by investing primarily in dividend-paying common stocks, Personal Strategy Balanced Portfolio - emphasis on both capital appreciation and income, Limited-Term Bond Portfolio - emphasis on income with moderate price fluctuation by investing in short- and intermediate-term investment-grade debt securities, Mid-Cap Growth Portfolio - emphasis on long-term capital appreciation through investments in common stocks of medium-sized growth companies, and Prime Reserve Portfolio - emphasis on preservation of capital and liquidity while generating current income by investing primarily in high-quality money market securities.

T. Rowe Price Associates, Inc. (T. Rowe Price) serves as the investment adviser to each Portfolio except the International Stock Portfolio, which is managed by Rowe Price-Fleming International, Inc., an affiliate of T. Rowe Price. The investment advisers are responsible for managing the Portfolios' assets in accordance with the terms of the investment advisory contracts.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold were as follows:

                                                 COST OF     PROCEEDS
                                                PURCHASES   FROM SALES
                                                ----------------------
                                                    (IN THOUSANDS)
         New America Growth Portfolio........    $18,940     $12,773
         International Stock Portfolio.......      6,348       6,113
         Equity Income Portfolio.............     26,941      24,022
         Personal Strategy Balanced Portfolio     10,669       4,706
         Limited-Term Bond Portfolio.........      8,752       4,643
         Mid-Cap Growth Portfolio............     14,083       8,326
         Prime Reserve Portfolio.............     28,398      21,442

ANNUITY RESERVES

Annuity reserves relate to contracts which have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS

Dividend and capital gain distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective Portfolio. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Account are a part of the operations of SBL. Under current law, no federal income taxes are allocated by SBL to the operations of the Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.55% of the average daily net assets of each account.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS

                                                            (IN THOUSANDS)
    New America Growth Subaccount:
      Variable annuity deposits.............................      827
      Terminations, withdrawals and annuity payments........      587

    International Stock Subaccount:
      Variable annuity deposits.............................      397
      Terminations, withdrawals and annuity payments........      404

    Equity Income Subaccount:
      Variable annuity deposits.............................    1,132
      Terminations, withdrawals and annuity payments........    1,148

    Personal Strategy Balanced Subaccount:
      Variable annuity deposits.............................      520
      Terminations, withdrawals and annuity payments........      245

    Limited-Term Bond Subaccount:
      Variable annuity deposits.............................      667
      Terminations, withdrawals and annuity payments........      367

    Mid-Cap Growth Subaccount:
      Variable annuity deposits.............................    1,029
      Terminations, withdrawals and annuity payments........      621

    Prime Reserve Subaccount:
      Variable annuity deposits.............................    2,510
      Terminations, withdrawals and annuity payments........    1,910